Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Fixed asset, gross	$ 8,217,930	$ 7,684,614	$ 3,795,366
Less: accumulated depreciation	(1,124,976)	(679,724)	(32,034)
Fixed asset, net	7,092,954	7,004,890	3,763,332
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed asset, gross	264,736	242,240
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed asset, gross	3,068,950	2,824,481
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed asset, gross	4,863,882	4,601,293	3,778,766
Website [Member]
Property, Plant and Equipment [Line Items]
Fixed asset, gross	$ 20,363	$ 16,600	$ 16,600